THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND MARCH 31, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.7%
	Shares	Value
Canada — 1.6%
Canadian Pacific Railway	4,860	$1,843,349

Denmark — 1.7%
Novo Nordisk ADR	28,145	1,897,536

France — 2.7%
LVMH Moet Hennessy Louis Vuitton ADR	22,470	3,007,385

Netherlands — 2.5%
ASML Holding, Cl G	4,600	2,839,856

Switzerland — 2.6%
Nestle ADR	16,928	1,887,641
Roche Holding ADR	26,590	1,078,490

		2,966,131

United States — 88.6%

Communication Services — 12.6%
Alphabet, Cl C *	2,895	5,988,684
Comcast, Cl A	45,191	2,445,285
Facebook, Cl A *	19,965	5,880,291

		14,314,260

Consumer Discretionary — 8.5%
Amazon.com *	1,810	5,600,285
Marriott International, Cl A	7,500	1,110,825
McDonald’s	5,823	1,305,167
NIKE, Cl B	11,925	1,584,713

		9,600,990

Consumer Staples — 9.6%
Altria Group	19,512	998,234
Coca-Cola	37,902	1,997,815
Estee Lauder, Cl A	13,607	3,957,596
PepsiCo	12,345	1,746,200
Philip Morris International	24,024	2,131,890

		10,831,735

Energy — 2.1%
Chevron	16,702	1,750,202

THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND MARCH 31, 2021 (Unaudited)

COMMON STOCK — continued
	Shares	Value
United States — (continued)

Energy — (continued)
Enterprise Products Partners (A)	29,580	$651,352

		2,401,554

Financials — 11.7%
Berkshire Hathaway, Cl B *	1,794	458,313
BlackRock, Cl A	4,170	3,144,013
Intercontinental Exchange	19,400	2,166,592
JPMorgan Chase	18,169	2,765,867
Progressive Corp	24,000	2,294,640
S&P Global	7,023	2,478,206

		13,307,631

Health Care — 8.7%
Abbott Laboratories	24,730	2,963,644
Intuitive Surgical *	2,630	1,943,412
Masimo *	4,800	1,102,368
UnitedHealth Group	8,520	3,170,036
Zoetis, Cl A	4,500	708,660

		9,888,120

Industrials — 4.4%
IHS Markit	5,000	483,900
Otis Worldwide	6,775	463,749
Raytheon Technologies	10,051	776,641
Union Pacific	9,638	2,124,312
Verisk Analytics, Cl A	6,550	1,157,319

		5,005,921

Information Technology †† — 27.3%
Adobe *	2,925	1,390,457
Apple	58,116	7,098,869
Automatic Data Processing	3,665	690,743
Broadridge Financial Solutions	5,000	765,500
Intuit	3,850	1,474,781
Mastercard, Cl A	5,635	2,006,342
Microsoft	37,200	8,770,644
Texas Instruments	25,411	4,802,425
Visa, Cl A	18,610	3,940,295

		30,940,056

Materials — 3.7%
Air Products and Chemicals	10,164	2,859,540

THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND MARCH 31, 2021 (Unaudited)

COMMON STOCK — continued
	Shares	Value
United States — (continued)

Materials — (continued)
Sherwin-Williams	1,855	$1,369,009

		4,228,549

		100,518,816

TOTAL COMMON STOCK (Cost $40,008,298)		113,073,073

SHORT-TERM INVESTMENTS(B) — 0.3%

JPMorgan 100% U.S. Treasury Securities Money Market Fund, Cl Premier, 0.010%	55,010	55,010
SEI Daily Income Trust,Government Fund, Cl F, 0.010%	232,276	232,276

TOTAL SHORT-TERM INVESTMENTS (Cost $287,286)		287,286

TOTAL INVESTMENTS — 100.0% (Cost $40,295,584)		$113,360,359

Percentages are based on Net Assets of $113,390,324.

*	Non-income producing security.
††	More narrow industries are used for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(A)	Security considered a Master Limited Partnership. At March 31, 2021, such securities amounted to $651,352, or 0.6% of Net Assets.
(B)	Rate shown is the 7-day effective yield as of March 31, 2021.

ADR — American Depositary Receipt

Cl — Class

At March 31, 2021, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended March 31, 2021, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SAR-QH-001-1500

3